Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.4%)
Alphabet, Inc. - Class A *	15,638	19,096
Alphabet, Inc. - Class C *	35,420	43,177
Electronic Arts, Inc. *	78,654	7,694
Pinterest, Inc. *	174,691	4,620
T-Mobile US, Inc. *	227,394	17,912
Twitter, Inc. *	321,814	13,259

Total		105,758

Consumer Discretionary (13.1%)
Amazon.com, Inc. *	37,879	65,755
Chipotle Mexican Grill, Inc. *	15,950	13,406
McDonald’s Corp.	86,831	18,643
O’Reilly Automotive, Inc. *	42,231	16,829
Wayfair, Inc. - Class A *	59,903	6,716
Wynn Resorts, Ltd.	100,166	10,890

Total		132,239

Consumer Staples (6.3%)
Colgate-Palmolive Co.	187,639	13,794
PepsiCo, Inc.	192,545	26,398
The Procter & Gamble Co.	92,846	11,548
Walmart, Inc.	100,533	11,931

Total		63,671

Energy (1.2%)
Marathon Petroleum Corp.	206,516	12,546

Total		12,546

Financials (2.0%)
American International Group, Inc.	364,391	20,297

Total		20,297

Health Care (14.8%)
Alcon, Inc. *	161,392	9,407
Anthem, Inc.	53,806	12,919
Baxter International, Inc.	151,775	13,276
Boston Scientific Corp. *	414,614	16,871
Charles River Laboratories International, Inc. *	54,665	7,236
Danaher Corp.	88,444	12,774
Eli Lilly & Co.	119,332	13,345
Masimo Corp. *	50,977	7,585
Merck & Co., Inc.	311,109	26,189
Neurocrine Biosciences, Inc. *	57,259	5,159
Sage Therapeutics, Inc. *	39,276	5,510

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Sarepta Therapeutics, Inc. *	49,998	3,766
Vertex Pharmaceuticals, Inc. *	42,585	7,215
Zoetis, Inc.	67,720	8,437

Total		149,689

Industrials (8.9%)
Honeywell International, Inc.	112,808	19,087
Ingersoll-Rand PLC	126,228	15,553
Rockwell Automation, Inc.	82,818	13,648
Union Pacific Corp.	123,973	20,081
United Technologies Corp.	151,170	20,638
W.W. Grainger, Inc.	5,342	1,587

Total		90,594

Information Technology (38.0%)
Advanced Micro Devices, Inc. *	243,926	7,071
Apple, Inc.	226,092	50,638
Broadcom, Inc.	72,094	19,903
Cognex Corp.	229,482	11,274
HubSpot, Inc. *	31,591	4,790
International Business Machines Corp.	140,225	20,392
Microchip Technology, Inc.	110,070	10,227
Microsoft Corp.	499,019	69,379
PayPal Holdings, Inc. *	187,725	19,446
Proofpoint, Inc. *	81,042	10,458
QUALCOMM, Inc.	262,455	20,020
salesforce.com, Inc. *	148,425	22,032
ServiceNow, Inc. *	57,297	14,545
Splunk, Inc. *	95,006	11,197
SS&C Technologies Holdings, Inc.	265,771	13,706
Teradata Corp. *	124,109	3,847
Twilio, Inc. - Class A *	86,245	9,484
Visa, Inc. - Class A	255,625	43,970
Xilinx, Inc.	154,086	14,777
Zebra Technologies Corp. - Class A *	39,609	8,174

Total		385,330

Materials (1.4%)
CF Industries Holdings, Inc.	186,181	9,160
Newmont Mining Corp.	125,830	4,772

Total		13,932

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Real Estate (1.3%)
American Tower Corp.	58,136	12,856

Total		12,856

Utilities (1.6%)
NextEra Energy, Inc.	67,566	15,742

Total		15,742

Total Common Stocks (Cost: $793,199)		1,002,654

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	10,406,080	10,406

Total		10,406

Total Short-Term Investments (Cost: $10,406)		10,406

Total Investments (100.0%) (Cost: $803,605)@		1,013,060

Other Assets, Less Liabilities (0.0%)		(411)

Net Assets (100.0%)		1,012,649

Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $803,605 and the net unrealized appreciation of investments based on that cost was $209,455 which is comprised of $226,533 aggregate gross unrealized appreciation and $17,078 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,002,654	$—	$—
Short-Term Investments	10,406	—	—

Total Assets:	$1,013,060	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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